Fee and Commission Income - Summary of Fee and Commission Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Fee and commission income (expense) [abstract]
Fee income from asset management	€ 1,574	€ 1,647	€ 1,512
Commission income	787	640	510
Other	164	168	99
Total fee and commission income	€ 2,525	€ 2,454	€ 2,122

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.